Nature of Operations and Summary of Significant Accounting Policies - Property, Equipment, Goodwill, Long-Lived Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nature of Operations and Summary of Significant Accounting Policies
Goodwill impairment		$ 0	$ 0
Advertising costs		$ 15,888	$ 15,495
Computer and Data Center Equipment
Property and Equipment
Property and equipment estimated useful lives	3 years	3 years
Purchased and Acquired Software
Property and Equipment
Property and equipment estimated useful lives	3 years	3 years
Furniture and fixtures
Property and Equipment
Property and equipment estimated useful lives	7 years	7 years
Minimum | Leasehold improvements
Property and Equipment
Property and equipment estimated useful lives	3 years	3 years
Maximum | Leasehold improvements
Property and Equipment
Property and equipment estimated useful lives	5 years	5 years